UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [   ]; Amendement Number: ____________________
  This Amendment (Check only one:)   [   ] is a restatement
                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Glencrest Investment Advisors, Inc.
Address:  1490 N. Claremont Boulevard, Suite 100
               Claremont, CA  911711

Form 13F File Number: 28- Pending

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorizied to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name: Michael Sanchez
Title: Chief Compliance Officer
Phone: (909) 447-2069

Signature, Place and Date of Signing

MICHAEL A. SANCHEZ      CLAREMONT, CALIFORNIA          JANUARY 7, 2009

Report Type (Check only one:)

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: 21,553

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE

                                                              VALUE  SHRS OR     SH/PUT/  INV  OTHER VOTING AUTHORITY
                NAME OF ISSUER                 TITL  CUSIP    (x$100 PRIN AMT    PRNCALL DISC  MGRS   SOLE   SHARED NONE
ABB LTD                                        COM 000375204     340        22641SH      SOLE          13232    9409    0
APPLE, INC.                                    COM 037833100     252         2952SH      SOLE           1992     960    0
AT&T INC                                       COM 00206R102     396        13885SH      SOLE              0   13885    0
BED BATH & BEYOND   INC                        COM 075896100     696        27375SH      SOLE          17405    9970    0
BMC SOFTWARE INC                               COM 055921100     261         9695SH      SOLE           6560    3135    0
BURLINGTON NRTHN SANTA COM                     COM 12189T104     298         3931SH      SOLE           2773    1158    0
CELGENE CORP                                   COM 151020104     324         5856SH      SOLE           4018    1838    0
CHEVRON CORPORATION                            COM 166764100    1141        15428SH      SOLE           2829   12599    0
CHINA MEDICAL TECH-SPON ADR                    COM 169483104     235        11600SH      SOLE           7800    3800    0
COCA COLA FEMSA S A B SPON ADR REP L           COM 191241108     275         6316SH      SOLE           3617    2699    0
COMCAST CORP-SPECIAL CL A                      COM 20030N200     521        32251SH      SOLE          21681   10570    0
CONSOLIDATED TOMOKA LD COM                     COM 210226106     294         7695SH      SOLE           3960    3735    0
CONSUMER STAPLES SPDR                          COM 81369Y308     864        36188SH      SOLE          27213    8975    0
COSTCO WHSL CORP NEW COM                       COM 22160K105     404         7703SH      SOLE           3828    3875    0
EXELON CORP                                    COM 30161N101     351         6320SH      SOLE           3791    2529    0
EXXON MOBIL CORP                               COM 30231G102    2059        25798SH      SOLE           6305   19493    0
GENERAL ELECTRIC CO                            COM 369604103     504        31120SH      SOLE          13665   17455    0
GILEAD SCIENCES INC                            COM 375558103     525        10259SH      SOLE           5336    4923    0
GOOGLE INC CL A                                COM 38259P508     344         1118SH      SOLE            818     300    0
INTEL CORP                                     COM 458140100     319        21753SH      SOLE          14698    7055    0
INTERNATIONAL BUSINESS MACHINES CORP           COM 459200101     205         2436SH      SOLE            206    2230    0
ISHARES LEHMAN 7-10YR TREAS                    COM 464287440     223         2267SH      SOLE            853    1414    0
ISHARES LEHMAN AGG BOND FUND                   COM 464287226     358         3436SH      SOLE           2176    1260    0
JPMORGAN CHASE & CO                            COM 46625H100     678        21489SH      SOLE          12354    9135    0
KRAFT FOODS INC CL A                           COM 50075N104     371        13810SH      SOLE              0   13810    0
MICROSOFT CORP                                 COM 594918104     500        25731SH      SOLE          14197   11534    0
MOHAWK INDUSTRIES INC                          COM 608190104     246         5728SH      SOLE           4487    1241    0
NIKE INC CLASS B                               COM 654106103     495         9700SH      SOLE           6670    3030    0
NUANCE COMMUNICATIONS INC                      COM 67020Y100     334        32205SH      SOLE          19965   12240    0
OPEN TEXT CORP                                 COM 683715106     274         9100SH      SOLE           6115    2985    0
PENNEY J C INC COM                             COM 708160106     256        13000SH      SOLE           9854    3146    0
PHILIP MORRIS INTL INC COM                     COM 718172109     381         8750SH      SOLE              0    8750    0
PRICE T ROWE GROUP INC                         COM 74144T108     424        11960SH      SOLE           7502    4458    0
PROCTER & GAMBLE CO                            COM 742718109     635        10273SH      SOLE           1912    8361    0
RAYTHEON CO COM NEW                            COM 755111507     254         4973SH      SOLE           3320    1653    0
SALESFORCE COM INC COM                         COM 79466L302     271         8458SH      SOLE           4228    4230    0
SELECT SECTOR SPDR FUND SHS BEN INT MATERI     COM 81369Y100     325        14305SH      SOLE           9180    5125    0
SPDR TRUST SERIES 1                            COM 78462F103    1421        15747SH      SOLE           8830    6917    0
ST. JOE COMPANY                                COM 790148100     312        12845SH      SOLE           8864    3981    0
TD AMERITRADE HLDG CP COM                      COM 87236Y108     579        40622SH      SOLE          27009   13613    0
UNITED TECHNOLOGIES CP COM                     COM 913017109     480         8963SH      SOLE           3922    5041    0
URBAN OUTFITTERS INC COM                       COM 917047102     291        19409SH      SOLE          15069    4340    0
VENTAS INC COM                                 COM 92276F100     394        11746SH      SOLE           7921    3825    0
WALT DISNEY CO HOLDING CO                      COM 254687106     525        23155SH      SOLE          19238    3917    0
WELLS FARGO & CO                               COM 949746101     710        24098SH      SOLE          15530    8568    0
VANGUARD INDEX FDS                             COM 922908652     208         6600SH      SOLE           6600       0    0